Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	OBE
Entity Registrant Name	OBSIDIAN ENERGY LTD.
Entity Central Index Key	0001334388
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	0